Contract assets	12 Months Ended
Dec. 31, 2021
Contract assets
Contract assets

15.  Contract assets

The following table provides information about significant changes in contract assets:

	2021	2020
	$’m	$’m
At January 1,	139	151
Transfers from contract assets recognized at beginning of year to receivables	(137)	(148)
Increases as a result of new contract assets recognized during the year	185	133
Other (including exchange)	(5)	3
Balance as at December 31,	182	139